CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) - USD ($)		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024		Mar. 31, 2023
Revenues
Principal transactions and proprietary trading		$ 105,483	$ (715,309)		$ 0
Total revenues		7,447,944	10,055,809		5,738,774
Operating costs and expenses
Commissions and brokerage fees		246,259	401,843		77,045
Interest expenses		289,943	158,441		18,041
Compensation and benefits		3,222,730	2,108,656		749,983
Share-based compensation expenses		8,788,109	0		379,867
Research and development expenses		427,672	0		0
Professional service fees		1,747,163	1,957,781		354,195
Market information		880,827	580,584		266,190
Lease costs		532,552	435,824		98,721
Other general and administrative expenses		988,179	666,741		165,702
Total operating costs and expenses		18,099,299	7,112,615		2,672,321
Operating (loss) income		(10,651,355)	2,943,194		3,066,453
Other income (loss):
Income from foreign currency spread	[1]	150,987	49,694		680,721
Impairment loss on investment		(618,630)	0		0
Loss on share of equity method investment		(578,256)	0		0
Others		(116,823)	(56,400)		48,392
Total other (loss) income		(1,162,722)	(6,706)		729,113
(Loss) income before income tax expenses		(11,814,077)	2,936,488		3,795,566
Income tax expense		(153,428)	(439,934)		(714,861)
Net (loss) income		$ (11,967,505)	$ 2,496,554		$ 3,080,705
Net (loss) income per ordinary share, Basic (in dollars per share)		$ (0.29)	$ 0.04	[2]	$ 0.09	[2]
Net (loss) income per ordinary share, Diluted (in dollars per share)		$ (0.29)	$ 0.04	[2]	$ 0.09	[2]
Weighted average ordinary shares outstanding, Basic (in shares)		41,793,690	62,816,064	[2]	34,733,424	[2]
Weighted average ordinary shares outstanding, Diluted (in shares)		41,793,690	62,816,064	[2]	34,733,424	[2]
Net (loss) income		$ (11,967,505)	$ 2,496,554		$ 3,080,705
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustment		83,466	85,550		(117,463)
Total comprehensive (loss) income		(11,884,039)	2,582,104		2,963,242
Nonrelated Party [Member]
Revenues
Brokerage and commission income		1,824,412	6,472,535		373,201
Interest income		135,938	150,819		22,633
Software licensing and related support services income		602,217	176,303		667,951
Related Party [Member]
Revenues
Brokerage and commission income		2,539,260	1,757,731		1,707,334
Interest income		1,040,634	1,016,179		181,550
Software licensing and related support services income		1,200,000	1,197,551		2,786,105
Operating costs and expenses
Software licensing (including subscription based) and related support outsourcing cost - related party		$ 975,865	$ 802,745		$ 562,577

[1]	Refer to Note 8 to the consolidated financial statements.
[2]	The presentation of net income per ordinary share and weighted average ordinary shares outstanding have been retrospectively adjusted to give effect to the changes in par value and a six-for-one stock split. Refer to Note 9 for more details.